Annual Total Returns - Franklin Allocation VIP Fund [BarChart] - FTVIP Class 2-70 - Franklin Allocation VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.54%)
Annual Return 2012	15.33%
Annual Return 2013	23.77%
Annual Return 2014	2.85%
Annual Return 2015	(6.21%)
Annual Return 2016	13.18%
Annual Return 2017	11.98%
Annual Return 2018	(9.65%)
Annual Return 2019	19.86%
Annual Return 2020	11.74%